Debentures (Details 1) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Gross debt	R$ 6,522,842
Transaction cost	(65,334)
Net debt	6,457,508
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Gross debt	670,831
Transaction cost	(13,890)
Net debt	656,941
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Gross debt	1,798,427
Transaction cost	(11,436)
Net debt	1,786,991
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Gross debt	1,789,732
Transaction cost	(9,168)
Net debt	1,780,564
Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Gross debt	718,578
Transaction cost	(7,584)
Net debt	710,994
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	62,857
Transaction cost	(5,997)
Net debt	56,860
Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Gross debt	1,482,417
Transaction cost	(17,259)
Net debt	R$ 1,465,158